Insurance Contracts - Summary of Maturity Structure of Premium Reserve (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve	[1]	₩ 26,109,760	₩ 25,012,766
Unearned premium reserve		1,919,307	1,869,713
5-10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve	[1]	2,024,260	2,408,432
Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve	[1]	18,569,179	17,088,122
Life insurance
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Unearned premium reserve		9,358	9,450
KB Life Insurance Co., Ltd. | Life insurance
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		7,850,400	7,329,738
Unearned premium reserve		5,943	6,477
KB Life Insurance Co., Ltd. | Life insurance | Up to 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		651,638	739,485
Unearned premium reserve		156	162
KB Life Insurance Co., Ltd. | Life insurance | 3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		285,623	350,639
Unearned premium reserve		0	0
KB Life Insurance Co., Ltd. | Life insurance | 5-10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		578,102	605,931
Unearned premium reserve		24	23
KB Life Insurance Co., Ltd. | Life insurance | 10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		386,515	412,563
Unearned premium reserve		0	1
KB Life Insurance Co., Ltd. | Life insurance | 15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		545,270	451,074
Unearned premium reserve		0	0
KB Life Insurance Co., Ltd. | Life insurance | Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		5,403,252	4,770,046
Unearned premium reserve		5,763	6,291
Prudential Life Insurance Company of Korea Ltd. | Life insurance
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		14,122,125	13,237,208
Unearned premium reserve		4,304	3,866
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Up to 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		39,578	48,807
Unearned premium reserve		31	31
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		40,894	37,502
Unearned premium reserve		15	16
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 5-10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		154,062	139,973
Unearned premium reserve		50	58
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		237,021	215,470
Unearned premium reserve		51	51
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		528,373	418,684
Unearned premium reserve		65	77
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		13,122,197	12,376,772
Unearned premium reserve		₩ 4,092	₩ 3,633

[1]	Includes long-term investment contracts liabilities classified as investment contracts amounting to ￦106,853 million and ￦31,081 million, as of December 31, 2020 and 2021, respectively.